Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 1,669,357	$ 1,688,859
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	355,738	378,594
Loss on disposal of property, plant and equipment		94
Interest income	(6,525)	(6,522)
Net investment gain	(103,375)	(99,574)
Reversal for doubtful accounts of receivables and advances to suppliers	(123,754)	(33,519)
(Reversal) provision of obsolete inventories provision	(5,317)	6,783
Deferred income tax	340,624	242,296
Changes in operating assets and liabilities:
Short-term investment –Trading securities	(2,625,216)	(174,379)
Accounts receivable	(1,100,056)	934,525
Accounts receivable from related parties	578,157	186,223
Advances to suppliers	(184,369)	(848,649)
Deferred offering cost	155,915	(335,898)
Inventory, net	(276,672)	397,603
Prepaid expenses and other current assets	769,913	(673,019)
Due from related party		708
Accounts payable	127,422	172,025
Deferred revenue	12,089	(58,463)
Taxes payable	327,807	159,464
Due to related parties	1,062	2,843
Accrued expenses and other current liabilities	(127,375)	(7,144)
Net cash (used in) provided by operating activities	(214,575)	1,932,850
Investing Activities
Advance payment for software development	(25,582)	(285,346)
Loans lent to third parties	(356,595)	(144,925)
Repayment from third-party loans	317,059
Purchases of Held-to-maturity investments	(1,240,329)	(2,463,732)
Redemption of Held-to-maturity Investments	1,705,453	2,028,956
Net cash provided by (used in) investing activities	400,006	(865,047)
Effect of exchange rate changes on cash and cash equivalents	44,323	17,531
Net increase in cash and cash equivalents	229,754	1,085,334
Cash and cash equivalents at beginning of year	1,861,554	776,220
Cash and cash equivalents at end of year	2,091,308	1,861,554
Supplemental disclosures of cash flow information:
Cash paid for income taxes	$ 32,646	$ 26,300